2025 QUARTERLY REPORT
Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
March 31, 2025
Effective May 1, 2025, the Growth Strategy Fund was renamed the Aggressive Strategy Fund.
Effective May 1, 2025, the Equity Growth Strategy Fund was renamed the Equity Aggressive Strategy Fund.
FUND
Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund

Russell Investment
Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
four of these Funds.

Page
Moderate Strategy Fund 3
Balanced Strategy Fund 5
Growth Strategy Fund 7
Equity Growth Strategy Fund 9
Notes to Quarterly Report 11
Russell Investment Funds
LifePoints
®
Funds
Variable Target Portfolio Series
Quarterly Report
March 31, 2025 (Unaudited)
Table of Contents

Russell Investment Funds - LifePoints
®
Funds Variable Target Portfolio Series.
Copyright © Russell Investments 2025. All rights reserved.
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Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
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controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark
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A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Moderate Strategy Fund 3
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 2.0%
RIF Global Real Estate Securities Fund 98,270 1,315
Domestic Equities - 15.5%
RIF U.S. Small Cap Equity Fund 103,578 1,287
RIF U.S. Strategic Equity Fund 447,364 8,813
10,100
Fixed Income - 54.3%
RIC Long Duration Bond Fund Class Y 331,100 2,636
RIC Opportunistic Credit Fund Class Y 306,464 2,614
RIC Short Duration Bond Fund Class Y 173,488 3,281
RIF Strategic Bond Fund 3,087,493 26,923
35,454
International Equities - 20.3%
RIC Emerging Markets Fund Class Y 96,887 1,603
RIC Global Equity Fund Class Y 1,017,287 10,020
RIF International Developed Markets Fund 128,227 1,599
13,222
Multi-Asset - 8.0%
RIC Multi-Strategy Income Fund Class Y 548,118 5,229
Total Investments in Affiliated Funds
(cost $64,066) 65,320
Total Investments - 100.1%
(identified cost $64,066) 65,320
Other Assets and Liabilities, Net - (0.1)%
(48)
Net Assets - 100.0%
65,272

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Moderate Strategy Fund
Transactions (amounts in thousands) during the period ended March 31, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIF Global Real Estate Securities
Fund $ 1,910 $ 50 $ 655 $ (106) $ 116 $ 1,315 $ 15 $ —
RIF U.S. Small Cap Equity Fund 1,612 47 198 (13) (161) 1,287 21 4
RIF U.S. Strategic Equity Fund 9,607 266 385 (6) (669) 8,813 — 225
RIC Long Duration Bond Fund 3,963 42 1,508 (9) 148 2,636 15 —
RIC Opportunistic Credit Fund — 2,619 2 — (3) 2,614 — —
RIC Short Duration Bond Fund 3,338 47 131 3 24 3,281 34 —
RIF Strategic Bond Fund 27,285 120 1,245 (199) 962 26,923 10 —
RIC Emerging Markets Fund 1,299 333 78 2 47 1,603 — —
RIC Global Equity Fund 10,281 362 551 18 (90) 10,020 — —
RIF International Developed
Markets Fund 1,630 13 141 21 76 1,599 4 7
RIC Multi-Strategy Income Fund 5,301 — 208 (6) 142 5,229 — —
$ 66,226 $ 3,899 $ 5,102 $ (295) $ 592 $ 65,320 $ 99 $ 236

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Balanced Strategy Fund 5
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 4.1%
RIC Global Infrastructure Fund Class Y 436,553 4,200
RIF Global Real Estate Securities Fund 311,727 4,171
8,371
Domestic Equities - 20.5%
RIF U.S. Small Cap Equity Fund 411,119 5,110
RIF U.S. Strategic Equity Fund 1,890,113 37,235
42,345
Fixed Income - 33.7%
RIC Long Duration Bond Fund Class Y 787,704 6,270
RIC Opportunistic Credit Fund Class Y 485,082 4,138
RIF Strategic Bond Fund 6,793,871 59,242
69,650
International Equities - 34.7%
RIC Emerging Markets Fund Class Y 430,573 7,122
RIC Global Equity Fund Class Y 6,043,116 59,525
RIF International Developed Markets Fund 407,015 5,075
71,722
Multi-Asset - 7.0%
RIC Multi-Strategy Income Fund Class Y 1,523,594 14,535
Total Investments in Affiliated Funds
(cost $193,110) 206,623
Total Investments - 100.0%
(identified cost $193,110) 206,623
Other Assets and Liabilities, Net - (0.0)%
(90)
Net Assets - 100.0%
206,533

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Balanced Strategy Fund
Transactions (amounts in thousands) during the period ended March 31, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ 4,226 $ — $ 291 $ 23 $ 242 $ 4,200 $ — $ —
RIF Global Real Estate Securities
Fund 5,043 174 1,076 (93) 123 4,171 41 —
RIF U.S. Small Cap Equity Fund 7,290 204 1,594 107 (897) 5,110 94 20
RIF U.S. Strategic Equity Fund 35,067 5,742 1,121 (16) (2,437) 37,235 — 829
RIC Long Duration Bond Fund 7,241 171 1,415 (8) 281 6,270 27 —
RIC Opportunistic Credit Fund — 4,150 7 — (5) 4,138 — —
RIC Short Duration Bond Fund 4,295 58 4,372 126 (107) — 44 —
RIF Strategic Bond Fund 57,315 1,390 1,092 (96) 1,725 59,242 22 —
RIC Emerging Markets Fund 6,273 916 310 12 231 7,122 — —
RIC Global Equity Fund 63,836 28 3,881 93 (551) 59,525 — —
RIF International Developed
Markets Fund 6,229 49 1,592 447 (58) 5,075 15 28
RIC Multi-Strategy Income Fund 14,852 2 700 (35) 416 14,535 — —
$ 211,667 $ 12,884 $ 17,451 $ 560 $ (1,037) $ 206,623 $ 243 $ 877

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Growth Strategy Fund 7
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 5.0%
RIC Global Infrastructure Fund Class Y 368,666 3,546
RIF Global Real Estate Securities Fund 393,615 5,267
8,813
Domestic Equities - 32.6%
RIF U.S. Small Cap Equity Fund 417,821 5,193
RIF U.S. Strategic Equity Fund 2,610,953 51,436
56,629
Fixed Income - 14.6%
RIC Long Duration Bond Fund Class Y 1,101,049 8,764
RIC Opportunistic Credit Fund Class Y 509,368 4,345
RIF Strategic Bond Fund 1,400,580 12,213
25,322
International Equities - 39.8%
RIC Emerging Markets Fund Class Y 520,211 8,604
RIC Global Equity Fund Class Y 5,098,750 50,223
RIF International Developed Markets Fund 825,237 10,291
69,118
Multi-Asset - 8.0%
RIC Multi-Asset Strategy Fund Class Y 1,294,440 13,954
Total Investments in Affiliated Funds
(cost $149,467) 173,836
Total Investments - 100.0%
(identified cost $149,467) 173,836
Other Assets and Liabilities, Net - (0.0)%
(74)
Net Assets - 100.0%
173,762

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Growth Strategy Fund
Transactions (amounts in thousands) during the period ended March 31, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ 3,551 $ 3 $ 230 $ 16 $ 206 $ 3,546 $ — $ —
RIF Global Real Estate Securities
Fund 5,916 155 846 (125) 167 5,267 48 —
RIF U.S. Small Cap Equity Fund 8,045 135 2,123 (53) (811) 5,193 103 22
RIF U.S. Strategic Equity Fund 48,245 7,742 1,169 6 (3,388) 51,436 — 1,143
RIC Long Duration Bond Fund 6,050 2,603 157 (5) 273 8,764 23 —
RIC Opportunistic Credit Fund 3,649 792 147 1 50 4,345 21 —
RIF Strategic Bond Fund 16,040 105 4,370 (789) 1,227 12,213 6 —
RIC Emerging Markets Fund 7,946 650 298 10 296 8,604 — —
RIC Global Equity Fund 52,649 — 2,038 75 (463) 50,223 — —
RIF International Developed
Markets Fund 13,082 166 3,783 325 501 10,291 32 59
RIC Multi-Asset Strategy Fund 14,389 15 709 20 239 13,954 — —
$ 179,562 $ 12,366 $ 15,870 $ (519) $ (1,703) $ 173,836 $ 233 $ 1,224

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Growth Strategy Fund 9
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.6%
RIC Global Infrastructure Fund Class Y 102,594 987
RIF Global Real Estate Securities Fund 127,886 1,711
2,698
Domestic Equities - 38.6%
RIF U.S. Small Cap Equity Fund 115,879 1,440
RIF U.S. Strategic Equity Fund 873,965 17,217
18,657
Fixed Income - 5.1%
RIC Long Duration Bond Fund Class Y 184,965 1,473
RIC Opportunistic Credit Fund Class Y 113,753 970
2,443
International Equities - 42.7%
RIC Emerging Markets Fund Class Y 172,580 2,854
RIC Global Equity Fund Class Y 1,417,004 13,958
RIF International Developed Markets Fund 305,762 3,813
20,625
Multi-Asset - 8.1%
RIC Multi-Asset Strategy Fund Class Y 361,845 3,901
Total Investments in Affiliated Funds
(cost $41,275) 48,324
Total Investments - 100.1%
(identified cost $41,275) 48,324
Other Assets and Liabilities, Net - (0.1)%
(43)
Net Assets - 100.0%
48,281

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Equity Growth Strategy Fund
Transactions (amounts in thousands) during the period ended March 31, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ 965 $ 33 $ 72 $ 2 $ 59 $ 987 $ — $ —
RIF Global Real Estate Securities
Fund 2,095 219 618 (78) 93 1,711 18 —
RIF U.S. Small Cap Equity Fund 2,663 150 1,076 (33) (264) 1,440 35 7
RIF U.S. Strategic Equity Fund 14,705 3,763 156 (11) (1,084) 17,217 — 363
RIC Long Duration Bond Fund 1,203 281 63 (3) 55 1,473 5 —
RIC Opportunistic Credit Fund 969 61 75 1 14 970 6 —
RIC Emerging Markets Fund 2,861 185 311 (18) 137 2,854 — —
RIC Global Equity Fund 13,986 380 279 (1) (128) 13,958 — —
RIF International Developed
Markets Fund 4,780 234 1,511 114 196 3,813 12 22
RIC Multi-Asset Strategy Fund 3,868 179 217 (4) 75 3,901 — —
$ 48,095 $ 5,485 $ 4,378 $ (31) $ (847) $ 48,324 $ 76 $ 392

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report — March 31, 2025 (Unaudited)
Notes to Quarterly Report 11
1. Significant Accounting Policies
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. This Quarterly Report reports on four of these funds (each a “Fund” and collectively the “Funds”).
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each of the Funds is a “fund of funds” and diversifies its assets by investing in shares of several other RIF funds and in certain
Russell Investment Company (“RIC”) funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds.
The Underlying Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Underlying Funds. With respect to an Underlying Fund’s investments that do not have readily available market quotations, the Funds’ Board of Trustees has designated Russell Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. However, the Board retains oversight over the valuation process. The Funds value the shares of the Underlying Funds at the current net asset value (“NAV”) per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report, continued — March 31, 2025 (Unaudited)
12 Notes to Quarterly Report
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market) will be valued based upon the NAV of such investments.
As of March 31, 2025, all investments held were classified as Level 1 within the fair value hierarchy.
2. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and determined no events have occurred that require disclosure except the following:
Effective May 1, 2025, the Growth Strategy Fund was renamed the Aggressive Strategy Fund.
Effective May 1, 2025, the Equity Growth Strategy Fund was renamed the Equity Aggressive Strategy Fund.
For additional information on the Funds’ significant accounting policies and risks, please refer to the Funds’ most recent semi-annual or annual financial statements and other information and prospectus.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495